Financial risk management (Details 2) - INR (₨) ₨ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	₨ 16,659	₨ 14,553
Bank overdraft, short-term loans and borrowings	16,532	12,125
Derivative financial instruments	1,602	68
Other liabilities and provisions	25,317	21,902
Not later than one year [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	16,659	14,553
Bank overdraft, short-term loans and borrowings	16,532	12,125
Derivative financial instruments	1,602	68
Other liabilities and provisions	24,566	21,113
Later Than One Year But Not Later Than Two Years [Member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	0	17
Later than two years and not later than three years [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	0	17
Later than three years and not later than four years [member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	0	17
Later than four years [Member]
Disclosure of Contractual Maturities of Significant Financial Liabilities [Line Items]
Trade and other payables	0	0
Bank overdraft, short-term loans and borrowings	0	0
Derivative financial instruments	0	0
Other liabilities and provisions	₨ 751	₨ 738